Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Communications Fund

	Shares	Value ($)
Common Stocks 90.6%
Communications Equipment 0.6%
Telefonaktiebolaget LM Ericsson (ADR)	53,776	435,048
Diversified Telecommunication Services 16.7%
AT&T, Inc.	110,330	3,216,120
Cellnex Telecom SA 144A	17,166	782,011
Deutsche Telekom AG (Registered)	48,021	620,107
Hellenic Telecommunications Organization SA	32,912	397,633
Orange SA	84,039	1,029,049
Singapore Telecommunications Ltd.	382,600	683,292
Verizon Communications, Inc.	115,381	6,199,421
		12,927,633
Electronic Equipment, Instruments & Components 0.6%
Dolby Laboratories, Inc. "A"	8,515	461,598
Entertainment 15.2%
Activision Blizzard, Inc.	29,167	1,734,853
Netflix, Inc.*	12,343	4,634,797
Spotify Technology SA*	8,637	1,048,877
Walt Disney Co.	40,529	3,915,101
World Wrestling Entertainment, Inc. "A" (a)	14,003	475,122
		11,808,750
Interactive Media & Services 33.7%
Alphabet, Inc. "A"*	6,891	8,006,997
Alphabet, Inc. "C"*	7,189	8,359,441
Facebook, Inc. "A"*	52,787	8,804,872
Snap, Inc.*	80,658	959,024
		26,130,334
Internet & Direct Marketing Retail 1.0%
Alibaba Group Holding Ltd. (ADR)*	2,528	491,645
Etsy, Inc.*	6,608	254,012
		745,657
IT Services 1.8%
Akamai Technologies, Inc.*	9,690	886,538
GDS Holdings Ltd. (ADR)*	8,996	521,498
		1,408,036
Media 8.8%
Charter Communications, Inc. "A"*	4,984	2,174,569
Comcast Corp. "A"	72,204	2,482,373
Discovery, Inc. "A"*	18,747	364,442
DISH Network Corp. "A"*	18,391	367,636
Liberty Media Corp. "A"*	10,623	336,643
New York Times Co. "A"	22,198	681,701
Sirius XM Holdings, Inc.	77,449	382,598
		6,789,962
Professional Services 0.9%
Nielsen Holdings PLC	24,310	304,847
RELX PLC	18,194	390,361
		695,208
Real Estate Investment Trusts (REITs) 3.1%
American Tower Corp.	3,132	681,993
Crown Castle International Corp.	6,431	928,636
Lamar Advertising Co. "A"	5,552	284,707
QTS Realty Trust, Inc. "A"	8,987	521,336
		2,416,672
Software 0.8%
Everbridge, Inc.*	4,081	434,055
Nuance Communications, Inc.*	13,156	220,758
		654,813
Wireless Telecommunication Services 7.4%
KDDI Corp.	64,600	1,914,555
SoftBank Group Corp.	22,700	808,877
T-Mobile U.S., Inc.*	19,506	1,636,553
Vodafone Group PLC	1,002,593	1,391,659
		5,751,644
Total Common Stocks (Cost $69,322,151)		70,225,355
	Principal Amount ($)	Value ($)
Corporate Bonds 2.7%
Diversified Telecommunication Services 0.5%
CenturyLink, Inc., Series Y, 7.5%, 4/1/2024	396,000	433,620

Interactive Media & Services 1.2%
Match Group, Inc., 6.375%, 6/1/2024	900,000	906,759

Media 1.0%
Discovery Communications LLC, 5.0%, 9/20/2037	768,000	745,949
Total Corporate Bonds (Cost $2,104,424)		2,086,328
	Shares	Value ($)
Convertible Bonds 2.7%
Software
Everbridge, Inc. 144A, 0.125%, 12/15/2024	1,000,000	1,134,375
Nuance Communications, Inc., 1.25%, 4/1/2025	853,000	918,502
Total Convertible Bonds (Cost $1,839,825)		2,052,877
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (b) (c) (Cost $479,569)	479,569	479,569
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.32% (b) (Cost $3,500,403)	3,500,403	3,500,403
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $77,246,372)	101.1	78,344,532
Other Assets and Liabilities, Net	(1.1)	(844,124)
Net Assets	100.0	77,500,408

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (b) (c)
488,996	—	9,427 (d)	—	—	533	—	479,569	479,569
Cash Equivalents 4.5%
DWS Central Cash Management Government Fund, 0.32% (b)
296,206	9,043,534	5,839,337	—	—	5,864	—	3,500,403	3,500,403
785,202	9,043,534	5,848,764	—	—	6,397	—	3,979,972	3,979,972

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $475,088, which is 0.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communications Equipment	$435,048	$—	$—	$435,048
Diversified Telecommunication Services	9,415,541	3,512,092	—	12,927,633
Electronic Equipment, Instruments & Components	461,598	—	—	461,598
Entertainment	11,808,750	—	—	11,808,750
Interactive Media & Services	26,130,334	—	—	26,130,334
Internet & Direct Marketing Retail	745,657	—	—	745,657
IT Services	1,408,036	—	—	1,408,036
Media	6,789,962	—	—	6,789,962
Professional Services	304,847	390,361	—	695,208
Real Estate Investment Trusts	2,416,672	—	—	2,416,672
Software	654,813	—	—	654,813
Wireless Telecommunication Services	1,636,553	4,115,091	—	5,751,644
Corporate Bonds (e)	—	2,086,328	—	2,086,328
Convertible Bonds (e)	—	2,052,877	—	2,052,877
Short-Term Investments (e)	3,979,972	—	—	3,979,972
Total	$66,187,783	$12,156,749	$—	$78,344,532

(e)	See Investment Portfolio for additional detailed categorizations.